UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08361

Goldman Sachs Variable Insurance Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Caroline Kraus, Esq. Goldman Sachs & Co. LLC 200 West Street New York, NY 10208	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40 Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: March 31, 2019

Item 1. Schedule of Investments.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Schedule of Investments

March 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Obligations – 21.7%
Federal Farm Credit Bank (Prime Rate - 2.95%)(a)
$1,800,000	2.509	%(b)	06/29/20	$ 1,800,000
2,700,000	2.550		03/15/21	2,700,000
800,000	2.550		03/18/21	800,000
2,200,000	2.540		03/29/21	2,200,000
Federal Farm Credit Bank (3 Mo. LIBOR - 0.14%)
1,700,000	2.452	(a)	09/30/19	1,699,958
Federal Farm Credit Bank (3 Mo. LIBOR - 0.26%)
250,000	2.523	(a)	07/10/19	250,000
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.07%)(a)
1,300,000	2.490		11/20/19	1,299,975
650,000	2.490		11/29/19	650,000
650,000	2.495		02/18/20	650,000
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.08%)(a)
800,000	2.500		10/18/19	799,987
650,000	2.500		12/26/19	649,981
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.09%)
800,000	2.510	(a)	07/05/19	799,996
Federal Farm Credit Bank (FEDL01 + 0.11%)
800,000	2.520	(a)	08/13/20	799,891
Federal Farm Credit Bank (Prime Rate - 2.88%)
1,000,000	2.620	(a)	05/07/20	999,912
Federal Farm Credit Bank (Prime Rate - 2.90%)
600,000	2.600	(a)	01/30/20	600,000
Federal Farm Credit Bank (Prime Rate - 2.93%)
1,200,000	2.570	(a)	11/06/20	1,200,000
Federal Farm Credit Bank (Prime Rate - 2.94%)
1,500,000	2.565	(a)	10/30/20	1,500,000
Federal Farm Credit Bank (Prime Rate - 2.95%)
100,000	2.550	(a)	04/30/20	100,000
Federal Farm Credit Bank (Prime Rate - 2.96%)
200,000	2.540	(a)	03/13/20	199,858
Federal Farm Credit Bank (Prime Rate - 2.98%)
300,000	2.520	(a)	11/12/20	299,760
Federal Farm Credit Bank (Prime Rate - 3.08%)(a)
250,000	2.420		06/27/19	249,997
1,600,000	2.420		07/17/19	1,599,953
Federal Home Loan Bank (1 Mo. LIBOR - 0.02%)(a)
9,300,000	2.476		12/27/19	9,300,000
3,100,000	2.476		01/07/20	3,100,000
Federal Home Loan Bank (1 Mo. LIBOR - 0.05%)
6,000,000	2.431	(a)	10/07/19	6,000,000
Federal Home Loan Bank (1 Mo. LIBOR - 0.10%)
5,700,000	2.387	(a)	04/18/19	5,700,000
Federal Home Loan Bank (3 Mo. LIBOR - 0.07%)
6,500,000	2.522	(a)(b)	04/01/21	6,500,000
Federal Home Loan Bank (3 Mo. LIBOR - 0.08%)
3,300,000	2.558	(a)	03/19/21	3,300,000
Federal Home Loan Bank (3 Mo. LIBOR - 0.16%)
3,800,000	2.591	(a)	08/04/20	3,800,000
Federal Home Loan Bank (3 Mo. LIBOR - 0.26%)(a)
5,000,000	2.542		07/09/19	5,000,000
4,000,000	2.544		07/11/19	4,000,000
Federal Home Loan Bank (3 Mo. U.S. T-Bill + 0.07%)
10,700,000	2.535	(a)	01/30/20	10,701,339
Federal Home Loan Bank (Prime Rate - 2.94%)
800,000	2.560	(a)	02/26/21	800,000
Federal Home Loan Bank Discount Notes
1,500,000	2.526		05/08/19	1,496,192
1,500,000	2.532		05/14/19	1,495,566
1,200,000	2.500		05/17/19	1,199,933

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Obligations – (continued)
Federal Home Loan Bank Discount Notes - (continued)
$3,300,000	2.539%		05/21/19	$ 3,288,633
8,500,000	2.479		06/25/19	8,451,231
16,700,000	2.474		06/26/19	16,603,256
13,000,000	2.465		06/28/19	12,923,225
4,000,000	2.498		07/12/19	3,972,347
1,200,000	2.474		09/27/19	1,185,620
600,000	2.482		09/27/19	592,786
Federal National Mortgage Association (SOFR + 0.12%)
6,000,000	2.550	(a)	07/30/19	6,000,000
Federal National Mortgage Association (SOFR + 0.16%)
750,000	2.590	(a)	01/30/20	750,000
Overseas Private Investment Corp. (3 Mo. U.S. T-Bill + 0.00%)
5,385,317	2.440	(a)	04/07/19	5,385,317

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$143,394,713

U.S. Treasury Obligations - 21.7%
United States Treasury Bills
$15,500,000	2.438	%(b)	04/30/19	$ 15,471,067
300,000	2.504		07/05/19	298,068
100,000	2.509		07/05/19	99,355
20,200,000	2.573		07/05/19	20,066,470
100,000	2.460		07/11/19	99,327
1,600,000	2.515		08/01/19	1,586,716
900,000	2.450		08/08/19	892,276
800,000	2.458		08/22/19	792,373
800,000	2.510		08/22/19	792,230
800,000	2.515		08/22/19	792,214
2,400,000	2.520		08/22/19	2,376,596
400,000	2.491		08/29/19	395,950
1,000,000	2.499		08/29/19	989,844
15,300,000	2.520		09/12/19	15,128,886
5,400,000	2.515		09/19/19	5,337,157
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.04%)
8,800,000	2.468	(a)	07/31/20	8,799,141
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.12%)
10,000,000	2.540	(a)	01/31/21	9,988,120
United States Treasury Floating Rate Notes (3 Mo. U.S. T-Bill MMY + 0.05%)(a)
37,200,000	2.473		10/31/19	37,202,630
15,000,000	2.470		10/31/20	15,000,236
United States Treasury Notes
500,000	1.125		05/31/19	498,847
1,900,000	1.250		06/30/19	1,893,738
3,100,000	1.625		06/30/19	3,092,632
700,000	3.625		08/15/19	703,077
900,000	8.125		08/15/19	918,582
600,000	1.750		09/30/19	597,238

TOTAL U.S. TREASURY OBLIGATIONS				$143,812,770

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$287,207,483

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – 56.1%
BNP Paribas
$ 5,000,000	2.480	%(d)	04/07/19	$ 5,000,000
Maturity Value: $5,062,000
Settlement Date: 02/27/19

Collateralized by a U.S. Treasury Bill, 0.000%, due 11/07/19, a U.S. Treasury Bond, 3.625%, due 02/15/44, a U.S. Treasury Inflation-Indexed Bond, 1.000%, due 02/15/46, a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 02/15/30 and U.S. Treasury Notes, 2.000% to 2.750%, due 04/30/20 to 07/31/22. The aggregate market value of the collateral, including accrued interest, was $5,100,001.

10,000,000	2.490	(d)	04/07/19	10,000,000
Maturity Value: $10,125,192
Settlement Date: 03/22/19

Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 7.500%, due 06/01/19 to 05/01/48, Federal National Mortgage Association, 4.000% to 7.500%, due 07/01/29 to 06/01/51, Government National Mortgage Association, 3.500% to 6.000%, due 02/15/37 to 11/20/48 and a U.S. Treasury Inflation-Indexed Bond, 1.000%, due 02/15/48. The aggregate market value of the collateral, including accrued interest, was $10,299,884.

5,000,000	2.500	(d)	04/07/19	5,000,000
Maturity Value: $5,062,500
Settlement Date: 02/27/19

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 6.500%, due 03/01/26 to 09/01/46, Federal National Mortgage Association, 4.000% to 7.000%, due 05/01/36 to 11/01/48, Government National Mortgage Association, 3.500% to 6.000%, due 09/15/38 to 11/20/48, a U.S. Treasury Bill, 0.000%, due 05/16/19 and a U.S. Treasury Note, 1.375%, due 05/31/21. The aggregate market value of the collateral, including accrued interest, was $5,149,801.

Joint Repurchase Agreement Account III
342,800,000	2.616		04/01/19	342,800,000
Maturity Value: $342,874,717
Settlement Date: 03/29/19

Royal Bank of Canada-New York Branch
7,000,000	2.460	(d)	04/04/19	7,000,000
Maturity Value: $7,043,050
Settlement Date: 01/04/19
Collateralized by Federal National Mortgage Association, 3.500% to 4.500%, due 05/01/42 to 07/01/48. The aggregate market value of the collateral, including accrued interest, was $7,139,999.

TOTAL REPURCHASE AGREEMENTS				$369,800,000

TOTAL INVESTMENTS – 99.5%				$657,007,483

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%				3,236,546

NET ASSETS – 100.0%				$660,244,029

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on March 31, 2019.

(b)	All or a portion represents a forward commitment.

(c)	Unless noted, all repurchase agreements were entered into on March 31, 2019. Additional information on Joint Repurchase Agreement Account III appears in the Additional Investment Information section.

(d)	The instrument is subject to a demand feature.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
FEDL01	— US Federal Funds Effective Rate
LIBOR	— London Interbank Offered Rates
MMY	— Money Market Yield
Prime	— Federal Reserve Bank Prime Loan Rate US
SOFR	— Secured Overnight Financing Rate
T-Bill	— Treasury Bill

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT III — At March 31, 2019, the Fund had undivided interests in the Joint Repurchase Agreement Account III, with a maturity date of April 1, 2019, as follows:

Principal Amount	Maturity Value	Collateral Value
$342,800,000	$342,874,717	$353,114,330

REPURCHASE AGREEMENTS — At March 31, 2019, the Principal Amounts of the Fund’s interest in the Joint Repurchase Agreement Account III were as follows:

Counterparty	Interest Rate	Principal Amount
ABN Amro Bank N.V.	2.650%	$46,684,825
Bank of America, N.A.	2.600	33,346,304
Bank of Nova Scotia (The)	2.620	146,723,735
BNP Paribas	2.620	2,667,704
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.600	113,377,432
TOTAL		$342,800,000

At March 31, 2019, the Joint Repurchase Agreement Account III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	3.000 to 5.000%	10/01/28 to 02/01/49
Federal National Mortgage Association	2.500 to 7.000	02/01/21 to 03/01/49
Government National Mortgage Association	3.000 to 4.500	05/20/44 to 04/20/48
U.S. Treasury Bonds	2.875 to 3.625	05/15/43 to 08/15/45
U.S. Treasury Inflation-Indexed Bond	1.000	02/15/48
U.S. Treasury Interest-Only Stripped Security	0.000	08/15/28
U.S. Treasury Note	1.375	05/31/21

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The investment valuation policy of the Fund is to use the amortized-cost method permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Act”), for valuing portfolio securities. The amortized-cost method of valuation involves valuing a security at its cost and thereafter applying a constant accretion or amortization to maturity of any discount or premium. Normally, a security’s amortized cost will approximate its market value. Under procedures and tolerances approved by the Board of Trustees (“Trustees”), Goldman Sachs Asset Management L.P. (“GSAM”) evaluates daily the difference between each Fund’s net asset value (“NAV”) per share using the amortized costs of its portfolio securities and the Fund’s NAV per share using market-based values of its portfolio securities. The market-based value of a portfolio security is determined, where readily available, on the basis of market quotations provided by pricing services or securities dealers, or, where accurate market quotations are not readily available, on the basis of the security’s fair value as determined in accordance with Valuation Procedures approved by the Trustees. The pricing services may use valuation models or matrix pricing, which may consider (among other things): (i) yield or price with respect to debt securities that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value.

Investments and Fair Value Measurements — Accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Trustees have approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation (including both the amortized cost and market-based methods of valuation) of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies related to the market-based method of valuation, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

As of March 31, 2019, all investments and repurchase agreements are classified as Level 2 of the fair value hierarchy. Please refer to the Schedules of Investments for further detail.

Forward Commitments — A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Fund will generally purchase securities on a forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of forward commitments prior to settlement which may result in a realized gain or loss.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default, and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, the Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Fund maintains pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Fund is not subject to any expenses in relation to these investments.

The Fund’s risks include, but are not limited to, the following:

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, participating insurance companies, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Interest Rate Risk — When interest rates increase, a Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Credit/Default Risk — An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.

Tax Information — At March 31, 2019, the aggregate cost for the Fund stated in the accompanying Schedule of Investments also approximates the aggregate cost for U.S. federal income tax purposes.

Item 2. Controls and Procedures.

(a)

The Registrant’s President/Chief Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)

Separate certifications for the President/Chief Executive Officer and the Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Variable Insurance Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/CHIEF EXECUTIVE OFFICER

Date: May 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/CHIEF EXECUTIVE OFFICER

Date: May 24, 2019

By (Signature and Title)*	/s/ JOSEPH F. DiMARIA, PRINCIPAL FINANCIAL OFFICER

Date: May 24, 2019

*	Print the name and title of each signing officer under his or her signature.